Equity - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Feb. 12, 2014	Mar. 31, 2014
Stockholders Equity Note [Line Items]
Appropriated legal reserve included in retained earnings		¥ 18,523
Amount of statutory retained earnings available for the payment of dividends		787,629
Treasury stock, shares, retired	5,000,000
Dividends payable, per share		¥ 40
Dividends payable		14,675
Dividends payable date		Jun. 27, 2014
Dividends approval date		Jun. 26, 2014
Equity in retained earnings or deficits of affiliates and unconsolidated subsidiaries		¥ (1,491)